Share-based plans (Tables)	12 Months Ended
Dec. 31, 2018
Share-based plans
Schedule of reconciliations for stock options outstanding
Transactions
		Weighted
		Average
		Exercise
	Options	Price
Stock options for shares	(in THOUS)	in €
Balance at December 31, 2017	4.827	65,67
Granted	-	-
Exercised(1)	859	50,67
Forfeited	72	72,45
Balance at December 31, 2018	3.896	68,85

(1) The average share price at the date of exercise of the options was €84.96.

Summary of fully vested options outstanding and exercisable by price range
Share Options
			Outstanding			Exercisable
				Weighted	Weighted		Weighted
Range of				average	average		average
exercise			Number	remaining	exercise	Number	exercise
prices			of	contractual	price	of	price
in €			options	life	in €	options	in €

45,01	-	50,00	937.423	3,30	49,90	937.423	49,90
50,01	-	55,00	126.696	0,51	52,44	126.696	52,44
55,01	-	60,00	173.119	2,00	57,60	173.119	57,60
60,01	-	65,00	-	-	-	-	-
65,01	-	70,00	-	-	-	-	-
70,01	-	75,00	-	-	-	-	-
75,01	-	80,00	2.659.340	4,47	77,04	-	-
			3.896.578	3,95	68,85	1.237.238	51,23